Loans to Customers, net (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 CLP ($) item	Dec. 31, 2016 CLP ($) item	Dec. 31, 2015 CLP ($) item	Dec. 31, 2014 CLP ($)
Financial instrument disclosures
Loans to customers	$ 40,550,009	$ 24,955,692	$ 24,843,655	$ 24,022,983
Commercial loans
Financial instrument disclosures
Loans to customers		13,739,589	14,226,761	14,101,661
Commercial loans
Financial instrument disclosures
Loans to customers		10,407,440	10,866,423	10,612,666
Foreign trade loans
Financial instrument disclosures
Loans to customers		957,214	1,204,224	1,367,251
Current account debtors
Financial instrument disclosures
Loans to customers		262,791	207,750	230,645
Factoring transactions
Financial instrument disclosures
Loans to customers		640,508	504,066	479,702
Student loans
Financial instrument disclosures
Loans to customers		44,705	41,409
Commercial lease transactions
Financial instrument disclosures
Loans to customers		1,370,038	1,335,089	1,358,663
Finance lease for real estate
Financial instrument disclosures
Loans to customers		653,575	631,500	653,225
Finance lease for other assets
Financial instrument disclosures
Loans to customers		727,941	719,612	721,831
Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		56,893	67,800	52,734
Residential mortgage loans
Financial instrument disclosures
Loans to customers		$ 7,445,221	$ 6,892,019	$ 6,374,981
Number of residential mortgage loans serving as guarantee or collateral for mortgage bonds | item	0	0	0	0
Mortgage bonds
Financial instrument disclosures
Loans to customers		$ 29,773	$ 40,460	$ 53,552
Transferable mortgage loans
Financial instrument disclosures
Loans to customers		54,021	68,463	84,549
Other residential real estate mortgage loans
Financial instrument disclosures
Loans to customers		7,353,068	6,775,312	6,228,094
Credits from ANAP
Financial instrument disclosures
Loans to customers		8	13	17
Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		8,351	7,771	8,769
Consumer loans
Financial instrument disclosures
Loans to customers		3,770,882	3,724,875	3,546,341
Consumer loans in installments
Financial instrument disclosures
Loans to customers		2,363,447	2,287,981	2,275,101
Current account debtors
Financial instrument disclosures
Loans to customers		306,232	323,081	289,383
Credit card debtors
Financial instrument disclosures
Loans to customers		1,100,606	1,113,444	981,381
Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		597	369	476
Gross Balance
Financial instrument disclosures
Loans to customers		25,451,513	25,398,424	24,573,426
Gross Balance | Normal Portfolio
Financial instrument disclosures
Loans to customers		24,571,569	24,416,435	23,515,485
Gross Balance | Substandard Portfolio
Financial instrument disclosures
Loans to customers		101,253	196,815	175,066
Gross Balance | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		778,691	785,174	882,875
Gross Balance | Commercial loans
Financial instrument disclosures
Loans to customers		13,960,818	14,499,035	14,421,165
Gross Balance | Commercial loans | Normal Portfolio
Financial instrument disclosures
Loans to customers		13,494,128	13,908,271	13,754,369
Gross Balance | Commercial loans | Substandard Portfolio
Financial instrument disclosures
Loans to customers		101,253	196,815	175,066
Gross Balance | Commercial loans | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		365,437	393,949	491,730
Gross Balance | Commercial loans
Financial instrument disclosures
Loans to customers		10,568,435	11,039,827	10,818,501
Gross Balance | Commercial loans | Normal Portfolio
Financial instrument disclosures
Loans to customers		10,199,048	10,603,307	10,340,495
Gross Balance | Commercial loans | Substandard Portfolio
Financial instrument disclosures
Loans to customers		67,602	132,308	89,792
Gross Balance | Commercial loans | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		301,785	304,212	388,214
Gross Balance | Foreign trade loans
Financial instrument disclosures
Loans to customers		983,796	1,269,022	1,443,245
Gross Balance | Foreign trade loans | Normal Portfolio
Financial instrument disclosures
Loans to customers		948,547	1,167,598	1,318,078
Gross Balance | Foreign trade loans | Substandard Portfolio
Financial instrument disclosures
Loans to customers		10,627	47,317	64,849
Gross Balance | Foreign trade loans | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		24,622	54,107	60,318
Gross Balance | Current account debtors
Financial instrument disclosures
Loans to customers		270,968	213,849	239,228
Gross Balance | Current account debtors | Normal Portfolio
Financial instrument disclosures
Loans to customers		265,842	209,031	227,063
Gross Balance | Current account debtors | Substandard Portfolio
Financial instrument disclosures
Loans to customers		2,706	2,499	2,519
Gross Balance | Current account debtors | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		2,420	2,319	9,646
Gross Balance | Factoring transactions
Financial instrument disclosures
Loans to customers		646,835	510,341	486,833
Gross Balance | Factoring transactions | Normal Portfolio
Financial instrument disclosures
Loans to customers		643,352	507,807	483,797
Gross Balance | Factoring transactions | Substandard Portfolio
Financial instrument disclosures
Loans to customers		2,552	1,724	2,282
Gross Balance | Factoring transactions | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		931	810	754
Gross Balance | Student loans
Financial instrument disclosures
Loans to customers		46,024	42,687
Gross Balance | Student loans | Normal Portfolio
Financial instrument disclosures
Loans to customers		44,407	41,738
Gross Balance | Student loans | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		1,617	949
Gross Balance | Commercial lease transactions
Financial instrument disclosures
Loans to customers		1,381,516	1,351,112	1,375,056
Gross Balance | Commercial lease transactions | Normal Portfolio
Financial instrument disclosures
Loans to customers		1,337,411	1,312,740	1,334,038
Gross Balance | Commercial lease transactions | Substandard Portfolio
Financial instrument disclosures
Loans to customers		17,468	12,549	15,367
Gross Balance | Commercial lease transactions | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		26,637	25,823	25,651
Gross Balance | Finance lease for real estate
Financial instrument disclosures
Loans to customers		653,575	631,500	653,225
Gross Balance | Finance lease for other assets
Financial instrument disclosures
Loans to customers		727,941	719,612	721,831
Gross Balance | Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		63,244	72,197	58,302
Gross Balance | Other loans and accounts receivable | Normal Portfolio
Financial instrument disclosures
Loans to customers		55,521	66,050	50,898
Gross Balance | Other loans and accounts receivable | Substandard Portfolio
Financial instrument disclosures
Loans to customers		298	418	257
Gross Balance | Other loans and accounts receivable | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		7,425	5,729	7,147
Gross Balance | Residential mortgage loans
Financial instrument disclosures
Loans to customers		7,477,236	6,924,766	6,404,986
Gross Balance | Residential mortgage loans | Normal Portfolio
Financial instrument disclosures
Loans to customers		7,316,969	6,784,614	6,287,820
Gross Balance | Residential mortgage loans | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		160,267	140,152	117,166
Gross Balance | Mortgage bonds
Financial instrument disclosures
Loans to customers		29,784	40,505	53,620
Gross Balance | Mortgage bonds | Normal Portfolio
Financial instrument disclosures
Loans to customers		27,568	37,355	49,849
Gross Balance | Mortgage bonds | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		2,216	3,150	3,771
Gross Balance | Transferable mortgage loans
Financial instrument disclosures
Loans to customers		54,079	68,558	84,644
Gross Balance | Transferable mortgage loans | Normal Portfolio
Financial instrument disclosures
Loans to customers		52,229	66,385	82,826
Gross Balance | Transferable mortgage loans | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		1,850	2,173	1,818
Gross Balance | Other residential real estate mortgage loans
Financial instrument disclosures
Loans to customers		7,384,797	6,807,744	6,257,907
Gross Balance | Other residential real estate mortgage loans | Normal Portfolio
Financial instrument disclosures
Loans to customers		7,229,037	6,673,029	6,146,484
Gross Balance | Other residential real estate mortgage loans | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		155,760	134,715	111,423
Gross Balance | Credits from ANAP
Financial instrument disclosures
Loans to customers		8	13	17
Gross Balance | Credits from ANAP | Normal Portfolio
Financial instrument disclosures
Loans to customers		8	13	17
Gross Balance | Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		8,568	7,946	8,798
Gross Balance | Other loans and accounts receivable | Normal Portfolio
Financial instrument disclosures
Loans to customers		8,127	7,832	8,644
Gross Balance | Other loans and accounts receivable | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		441	114	154
Gross Balance | Consumer loans
Financial instrument disclosures
Loans to customers		4,013,459	3,974,623	3,747,275
Gross Balance | Consumer loans | Normal Portfolio
Financial instrument disclosures
Loans to customers		3,760,472	3,723,550	3,473,296
Gross Balance | Consumer loans | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		252,987	251,073	273,979
Gross Balance | Consumer loans in installments
Financial instrument disclosures
Loans to customers		2,538,740	2,488,960	2,433,236
Gross Balance | Consumer loans in installments | Normal Portfolio
Financial instrument disclosures
Loans to customers		2,311,482	2,266,117	2,188,881
Gross Balance | Consumer loans in installments | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		227,258	222,843	244,355
Gross Balance | Current account debtors
Financial instrument disclosures
Loans to customers		316,678	329,220	296,859
Gross Balance | Current account debtors | Normal Portfolio
Financial instrument disclosures
Loans to customers		314,506	326,012	292,534
Gross Balance | Current account debtors | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		2,172	3,208	4,325
Gross Balance | Credit card debtors
Financial instrument disclosures
Loans to customers		1,157,131	1,155,676	1,016,349
Gross Balance | Credit card debtors | Normal Portfolio
Financial instrument disclosures
Loans to customers		1,134,476	1,131,412	991,831
Gross Balance | Credit card debtors | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		22,655	24,264	24,518
Gross Balance | Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		910	767	831
Gross Balance | Other loans and accounts receivable | Normal Portfolio
Financial instrument disclosures
Loans to customers		8	9	50
Gross Balance | Other loans and accounts receivable | Non-Complying Portfolio
Financial instrument disclosures
Loans to customers		902	758	781
Accumulated Amortization and Impairment
Financial instrument disclosures
Loans to customers		(495,821)	(554,769)	(550,443)
Accumulated Amortization and Impairment | Total provision
Financial instrument disclosures
Loans to customers		(495,821)	(554,769)	(550,443)	$ (490,558)
Accumulated Amortization and Impairment | Individual Provision
Financial instrument disclosures
Loans to customers		(110,722)	(164,662)	(212,424)
Accumulated Amortization and Impairment | Group Provision
Financial instrument disclosures
Loans to customers		(385,099)	(390,107)	(338,019)
Accumulated Amortization and Impairment | Commercial loans
Financial instrument disclosures
Loans to customers		(221,229)	(272,274)	(319,504)
Accumulated Amortization and Impairment | Commercial loans | Individual Provision
Financial instrument disclosures
Loans to customers		(110,722)	(164,662)	(212,424)	(162,067)
Accumulated Amortization and Impairment | Commercial loans | Group Provision
Financial instrument disclosures
Loans to customers		(110,507)	(107,612)	(107,080)	(111,746)
Accumulated Amortization and Impairment | Commercial loans
Financial instrument disclosures
Loans to customers		(160,995)	(173,404)	(205,835)
Accumulated Amortization and Impairment | Commercial loans | Individual Provision
Financial instrument disclosures
Loans to customers		(76,408)	(91,186)	(122,314)
Accumulated Amortization and Impairment | Commercial loans | Group Provision
Financial instrument disclosures
Loans to customers		(84,587)	(82,218)	(83,521)
Accumulated Amortization and Impairment | Foreign trade loans
Financial instrument disclosures
Loans to customers		(26,582)	(64,798)	(75,994)
Accumulated Amortization and Impairment | Foreign trade loans | Individual Provision
Financial instrument disclosures
Loans to customers		(24,271)	(61,388)	(72,708)
Accumulated Amortization and Impairment | Foreign trade loans | Group Provision
Financial instrument disclosures
Loans to customers		(2,311)	(3,410)	(3,286)
Accumulated Amortization and Impairment | Current account debtors
Financial instrument disclosures
Loans to customers		(8,177)	(6,099)	(8,583)
Accumulated Amortization and Impairment | Current account debtors | Individual Provision
Financial instrument disclosures
Loans to customers		(1,827)	(1,632)	(4,501)
Accumulated Amortization and Impairment | Current account debtors | Group Provision
Financial instrument disclosures
Loans to customers		(6,350)	(4,467)	(4,082)
Accumulated Amortization and Impairment | Factoring transactions
Financial instrument disclosures
Loans to customers		(6,327)	(6,275)	(7,131)
Accumulated Amortization and Impairment | Factoring transactions | Individual Provision
Financial instrument disclosures
Loans to customers		(4,290)	(4,322)	(5,358)
Accumulated Amortization and Impairment | Factoring transactions | Group Provision
Financial instrument disclosures
Loans to customers		(2,037)	(1,953)	(1,773)
Accumulated Amortization and Impairment | Student loans
Financial instrument disclosures
Loans to customers		(1,319)	(1,278)
Accumulated Amortization and Impairment | Student loans | Group Provision
Financial instrument disclosures
Loans to customers		(1,319)	(1,278)
Accumulated Amortization and Impairment | Commercial lease transactions
Financial instrument disclosures
Loans to customers		(11,478)	(16,023)	(16,393)
Accumulated Amortization and Impairment | Commercial lease transactions | Individual Provision
Financial instrument disclosures
Loans to customers		(3,263)	(5,449)	(5,389)
Accumulated Amortization and Impairment | Commercial lease transactions | Group Provision
Financial instrument disclosures
Loans to customers		(8,215)	(10,574)	(11,004)
Accumulated Amortization and Impairment | Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		(6,351)	(4,397)	(5,568)
Accumulated Amortization and Impairment | Other loans and accounts receivable | Individual Provision
Financial instrument disclosures
Loans to customers		(663)	(685)	(2,154)
Accumulated Amortization and Impairment | Other loans and accounts receivable | Group Provision
Financial instrument disclosures
Loans to customers		(5,688)	(3,712)	(3,414)
Accumulated Amortization and Impairment | Residential mortgage loans
Financial instrument disclosures
Loans to customers		(32,015)	(32,747)	(30,005)
Accumulated Amortization and Impairment | Residential mortgage loans | Group Provision
Financial instrument disclosures
Loans to customers		(32,015)	(32,747)	(30,005)	(24,021)
Accumulated Amortization and Impairment | Mortgage bonds
Financial instrument disclosures
Loans to customers		(11)	(45)	(68)
Accumulated Amortization and Impairment | Mortgage bonds | Group Provision
Financial instrument disclosures
Loans to customers		(11)	(45)	(68)
Accumulated Amortization and Impairment | Transferable mortgage loans
Financial instrument disclosures
Loans to customers		(58)	(95)	(95)
Accumulated Amortization and Impairment | Transferable mortgage loans | Group Provision
Financial instrument disclosures
Loans to customers		(58)	(95)	(95)
Accumulated Amortization and Impairment | Other residential real estate mortgage loans
Financial instrument disclosures
Loans to customers		(31,729)	(32,432)	(29,813)
Accumulated Amortization and Impairment | Other residential real estate mortgage loans | Group Provision
Financial instrument disclosures
Loans to customers		(31,729)	(32,432)	(29,813)
Accumulated Amortization and Impairment | Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		(217)	(175)	(29)
Accumulated Amortization and Impairment | Other loans and accounts receivable | Group Provision
Financial instrument disclosures
Loans to customers		(217)	(175)	(29)
Accumulated Amortization and Impairment | Consumer loans
Financial instrument disclosures
Loans to customers		(242,577)	(249,748)	(200,934)
Accumulated Amortization and Impairment | Consumer loans | Group Provision
Financial instrument disclosures
Loans to customers		(242,577)	(249,748)	(200,934)	$ (192,724)
Accumulated Amortization and Impairment | Consumer loans in installments
Financial instrument disclosures
Loans to customers		(175,293)	(200,979)	(158,135)
Accumulated Amortization and Impairment | Consumer loans in installments | Group Provision
Financial instrument disclosures
Loans to customers		(175,293)	(200,979)	(158,135)
Accumulated Amortization and Impairment | Current account debtors
Financial instrument disclosures
Loans to customers		(10,446)	(6,139)	(7,476)
Accumulated Amortization and Impairment | Current account debtors | Group Provision
Financial instrument disclosures
Loans to customers		(10,446)	(6,139)	(7,476)
Accumulated Amortization and Impairment | Credit card debtors
Financial instrument disclosures
Loans to customers		(56,525)	(42,232)	(34,968)
Accumulated Amortization and Impairment | Credit card debtors | Group Provision
Financial instrument disclosures
Loans to customers		(56,525)	(42,232)	(34,968)
Accumulated Amortization and Impairment | Other loans and accounts receivable
Financial instrument disclosures
Loans to customers		(313)	(398)	(355)
Accumulated Amortization and Impairment | Other loans and accounts receivable | Group Provision
Financial instrument disclosures
Loans to customers		$ (313)	$ (398)	$ (355)